Employee Costs - Summary of Cost of Share-based Incentive Plans (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	£ 347	£ 338	£ 349
Share Value Plan [member]
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	276	271	307
Performance Share Plan [member]
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	47	39	26
Share option plans [member]
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	4	4	4
Cash settled and other plans [member]
Expense from share based payment transactions with employees [line items]
Cost of share-based incentive plans	£ 20	£ 24	£ 12